Shareholder Report, Holdings (Details)	Aug. 31, 2024
Columbia Integrated Large Cap Growth Fund Class A | NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
Columbia Integrated Large Cap Growth Fund Class A | Apple, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
Columbia Integrated Large Cap Growth Fund Class A | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
Columbia Integrated Large Cap Growth Fund Class A | Meta Platforms, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Columbia Integrated Large Cap Growth Fund Class A | Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Columbia Integrated Large Cap Growth Fund Class A | Alphabet, Inc., Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Columbia Integrated Large Cap Growth Fund Class A | Broadcom, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Columbia Integrated Large Cap Growth Fund Class A | MasterCard, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Columbia Integrated Large Cap Growth Fund Class A | Eli Lilly & Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Columbia Integrated Large Cap Growth Fund Class A | ServiceNow, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Columbia Integrated Large Cap Growth Fund Class A | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	48.40%
Columbia Integrated Large Cap Growth Fund Class A | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.60%
Columbia Integrated Large Cap Growth Fund Class A | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.50%
Columbia Integrated Large Cap Growth Fund Class A | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
Columbia Integrated Large Cap Growth Fund Class A | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
Columbia Integrated Large Cap Growth Fund Class A | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
Columbia Integrated Large Cap Growth Fund Class A | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Columbia Integrated Large Cap Growth Fund Class A | Semiconductors [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.60%
Columbia Integrated Large Cap Growth Fund Class A | Systems Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.40%
Columbia Integrated Large Cap Growth Fund Class A | Technology Hardware Storage And Peripherals [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
Columbia Integrated Large Cap Growth Fund Class A | Application Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
Columbia Integrated Large Cap Growth Fund Class A | Semiconductor Materials And Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Columbia Integrated Large Cap Growth Fund Class A | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Columbia Integrated Large Cap Growth Fund Advisor Class | NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
Columbia Integrated Large Cap Growth Fund Advisor Class | Apple, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
Columbia Integrated Large Cap Growth Fund Advisor Class | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
Columbia Integrated Large Cap Growth Fund Advisor Class | Meta Platforms, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Columbia Integrated Large Cap Growth Fund Advisor Class | Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Columbia Integrated Large Cap Growth Fund Advisor Class | Alphabet, Inc., Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Columbia Integrated Large Cap Growth Fund Advisor Class | Broadcom, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Columbia Integrated Large Cap Growth Fund Advisor Class | MasterCard, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Columbia Integrated Large Cap Growth Fund Advisor Class | Eli Lilly & Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Columbia Integrated Large Cap Growth Fund Advisor Class | ServiceNow, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Columbia Integrated Large Cap Growth Fund Advisor Class | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	48.40%
Columbia Integrated Large Cap Growth Fund Advisor Class | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.60%
Columbia Integrated Large Cap Growth Fund Advisor Class | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.50%
Columbia Integrated Large Cap Growth Fund Advisor Class | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
Columbia Integrated Large Cap Growth Fund Advisor Class | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
Columbia Integrated Large Cap Growth Fund Advisor Class | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
Columbia Integrated Large Cap Growth Fund Advisor Class | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Columbia Integrated Large Cap Growth Fund Advisor Class | Semiconductors [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.60%
Columbia Integrated Large Cap Growth Fund Advisor Class | Systems Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.40%
Columbia Integrated Large Cap Growth Fund Advisor Class | Technology Hardware Storage And Peripherals [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
Columbia Integrated Large Cap Growth Fund Advisor Class | Application Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
Columbia Integrated Large Cap Growth Fund Advisor Class | Semiconductor Materials And Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Columbia Integrated Large Cap Growth Fund Advisor Class | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Columbia Integrated Large Cap Growth Fund Institutional Class | NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
Columbia Integrated Large Cap Growth Fund Institutional Class | Apple, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
Columbia Integrated Large Cap Growth Fund Institutional Class | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
Columbia Integrated Large Cap Growth Fund Institutional Class | Meta Platforms, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Columbia Integrated Large Cap Growth Fund Institutional Class | Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Columbia Integrated Large Cap Growth Fund Institutional Class | Alphabet, Inc., Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Columbia Integrated Large Cap Growth Fund Institutional Class | Broadcom, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Columbia Integrated Large Cap Growth Fund Institutional Class | MasterCard, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Columbia Integrated Large Cap Growth Fund Institutional Class | Eli Lilly & Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Columbia Integrated Large Cap Growth Fund Institutional Class | ServiceNow, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Columbia Integrated Large Cap Growth Fund Institutional Class | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	48.40%
Columbia Integrated Large Cap Growth Fund Institutional Class | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.60%
Columbia Integrated Large Cap Growth Fund Institutional Class | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.50%
Columbia Integrated Large Cap Growth Fund Institutional Class | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
Columbia Integrated Large Cap Growth Fund Institutional Class | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
Columbia Integrated Large Cap Growth Fund Institutional Class | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
Columbia Integrated Large Cap Growth Fund Institutional Class | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Columbia Integrated Large Cap Growth Fund Institutional Class | Semiconductors [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.60%
Columbia Integrated Large Cap Growth Fund Institutional Class | Systems Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.40%
Columbia Integrated Large Cap Growth Fund Institutional Class | Technology Hardware Storage And Peripherals [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
Columbia Integrated Large Cap Growth Fund Institutional Class | Application Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
Columbia Integrated Large Cap Growth Fund Institutional Class | Semiconductor Materials And Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Columbia Integrated Large Cap Growth Fund Institutional Class | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Columbia Integrated Large Cap Growth Fund Institutional 3 Class | NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
Columbia Integrated Large Cap Growth Fund Institutional 3 Class | Apple, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
Columbia Integrated Large Cap Growth Fund Institutional 3 Class | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
Columbia Integrated Large Cap Growth Fund Institutional 3 Class | Meta Platforms, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Columbia Integrated Large Cap Growth Fund Institutional 3 Class | Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Columbia Integrated Large Cap Growth Fund Institutional 3 Class | Alphabet, Inc., Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Columbia Integrated Large Cap Growth Fund Institutional 3 Class | Broadcom, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Columbia Integrated Large Cap Growth Fund Institutional 3 Class | MasterCard, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Columbia Integrated Large Cap Growth Fund Institutional 3 Class | Eli Lilly & Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Columbia Integrated Large Cap Growth Fund Institutional 3 Class | ServiceNow, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Columbia Integrated Large Cap Growth Fund Institutional 3 Class | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	48.40%
Columbia Integrated Large Cap Growth Fund Institutional 3 Class | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.60%
Columbia Integrated Large Cap Growth Fund Institutional 3 Class | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.50%
Columbia Integrated Large Cap Growth Fund Institutional 3 Class | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
Columbia Integrated Large Cap Growth Fund Institutional 3 Class | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
Columbia Integrated Large Cap Growth Fund Institutional 3 Class | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
Columbia Integrated Large Cap Growth Fund Institutional 3 Class | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Columbia Integrated Large Cap Growth Fund Institutional 3 Class | Semiconductors [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.60%
Columbia Integrated Large Cap Growth Fund Institutional 3 Class | Systems Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.40%
Columbia Integrated Large Cap Growth Fund Institutional 3 Class | Technology Hardware Storage And Peripherals [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
Columbia Integrated Large Cap Growth Fund Institutional 3 Class | Application Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
Columbia Integrated Large Cap Growth Fund Institutional 3 Class | Semiconductor Materials And Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Columbia Integrated Large Cap Growth Fund Institutional 3 Class | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%